Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement, Noncash Expense [Abstract]
Stock Based Compensation
Note 18 Stock-Based Compensation
TDS Consolidated
The following table summarizes stock-based compensation expense recognized during 2020, 2019 and 2018:

Year Ended December 31,	2020	2019	2018
(Dollars in millions)
Stock option awards	$3	$3	$5
Restricted stock unit awards	30	33	30
Performance share unit awards	17	21	17
Deferred compensation bonus and matching stock unit awards	1	—	—
Awards under Non-Employee Director compensation plan	2	2	2
Total stock-based compensation, before income taxes	53	59	54
Income tax benefit	(13)	(15)	(14)
Total stock-based compensation expense, net of income taxes	$40	$44	$40
At December 31, 2020, unrecognized compensation cost for all stock‑based compensation awards was $55 million and is expected to be recognized over a weighted average period of 2.0 years.
The following table provides a summary of the classification of stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2020	2019	2018
(Dollars in millions)
Selling, general and administrative expense	$48	$54	$49
Cost of services expense	5	5	5
Total stock-based compensation	$53	$59	$54
TDS’ tax benefits realized from the exercise of stock options and the vesting of other awards totaled $10 million in 2020.
TDS (Excluding UScellular)
The information in this section relates to stock‑based compensation plans using the equity instruments of TDS. Participants in these plans are employees of TDS Corporate and TDS Telecom and Non-employee Directors of TDS. Information related to plans using the equity instruments of UScellular are shown in the UScellular section following the TDS section.
Under the TDS Long-Term Incentive Plans, TDS may grant fixed and performance-based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees.
TDS had reserved 17,025,000 Common Shares at December 31, 2020, for equity awards granted and to be granted under the TDS Long-Term Incentive Plans in effect. At December 31, 2020, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, performance share awards and deferred compensation stock unit awards.
TDS has also established a Non-Employee Directors’ compensation plan under which it has reserved 182,000 TDS Common Shares at December 31, 2020, for issuance as compensation to members of the Board of Directors who are not employees of TDS.
TDS uses treasury stock to satisfy requirements for shares issued pursuant to its various stock-based compensation plans.
Long-Term Incentive Plan – Stock Options
Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over periods up to three years from the date of grant. Stock options outstanding at December 31, 2020, expire between 2021 and 2030. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of TDS common stock on the date of grant.
TDS estimated the fair value of stock options granted in 2020, 2019 and 2018 using the Black-Scholes valuation model and the assumptions shown in the table below:

	2020	2019	2018
Expected life	6.2 years	6.2 years	6.3 years
Expected annual volatility rate	35.0%	29.0%	28.6%
Dividend yield	3.6%	2.1%	2.5%
Risk-free interest rate	0.5%	2.4%	2.9%
Pre-vesting forfeitures and expected life are estimated based on historical experience related to similar awards, giving considerations to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. TDS believes that its historical experience provides the best estimates of future pre-vesting forfeitures and future expected life. The expected volatility assumption is based on historical volatility of TDS’ common stock over a period commensurate with the expected life. The dividend yield assumption is equal to the dividends declared in the most recent year as a percentage of the share price on the date of grant. The risk-free interest rate assumption is determined using the U.S. Treasury Yield Curve Rate with a term length that approximates the expected life of the stock options.
A summary of TDS stock options (total and portion exercisable) and changes during 2020 is presented in the tables and narrative below.

Common Share Options	Number of Options	Weighted Average Exercise Prices	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2019	4,091,000	$26.63
Granted	387,000	$19.15
Forfeited	(4,000)	$26.64
Expired	(188,000)	$26.90
Outstanding at December 31, 2020	4,286,000	$25.94	$—	4.7
(3,176,000 exercisable)		$26.50	$—	3.4
The weighted average grant date fair value per share of the TDS stock options granted in 2020, 2019 and 2018 was $4.24, $7.70 and $6.33, respectively. The aggregate intrinsic value of TDS stock options exercised in 2019 and 2018 was $7 million and $14 million, respectively. There were no TDS stock options exercised in 2020. The aggregate intrinsic value at December 31, 2020, presented in the table above represents the total pre-tax intrinsic value (the difference between TDS’ closing stock prices and the exercise price, multiplied by the number of in-the-money options) that would have been received by option holders had all options been exercised on December 31, 2020.
Long-Term Incentive Plans – Restricted Stock Units
TDS also grants restricted stock unit awards to key employees. Each outstanding restricted stock unit is convertible into one Common Share Award. The restricted stock unit awards currently outstanding were granted in 2018, 2019 and 2020 and will vest in 2021, 2022 and 2023, respectively.
TDS estimates the fair value of restricted stock units by reducing the grant-date price of TDS’ shares by the present value of the dividends expected to be paid on the underlying shares during the requisite service period, discounted at the appropriate risk-free interest rate, since employees are not entitled to dividends declared on the underlying shares while the restricted stock is unvested. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.
A summary of TDS nonvested restricted stock units and changes during 2020 is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2019	1,233,000	$26.16
Granted	661,000	$17.19
Vested	(377,000)	$25.99
Forfeited	(21,000)	$24.89
Nonvested at December 31, 2020	1,496,000	$22.26
The total fair values as of the respective vesting dates of restricted stock units vested during 2020, 2019 and 2018 were $7 million, $11 million and $9 million, respectively. The weighted average grant date fair value per share of the restricted stock units granted in 2020, 2019 and 2018 was $17.19, $28.81 and $23.87, respectively.
Long-Term Incentive Plans – Performance Share Units
Beginning in 2016, TDS granted performance share units to certain TDS executive officers, and beginning in 2019, to certain key TDS Corporate and TDS Telecom employees. Each recipient may be entitled to shares of TDS common stock equal to 0% to 200% of a communicated target award depending on the achievement of predetermined performance-based and market-based operating targets over three years. Performance-based operating targets for the TDS awards include Total Revenue and Return on Capital. Market-based operating targets are measured against TDS’ total shareholder return relative to a defined peer group. Performance-based operating targets for the TDS Telecom employees' awards include Total Revenue, Return on Capital and Adjusted EBITDA Margin Percent. Performance shares accumulate dividend equivalents, which are forfeitable if the performance metrics are not achieved. If the predetermined performance-based and market-based operating targets are met, the TDS units granted in 2018, 2019 and 2020 will vest in 2021, 2022 and 2023, respectively, and the TDS Telecom employees' units granted in 2019 and 2020 will vest in 2022 and 2023, respectively.
TDS estimates fair value of performance-based operating targets using TDS’ closing stock price on the date of grant. An estimate of the number of performance units expected to vest based upon achieving the performance-based operating targets is made and the fair value is expensed on a straight-line basis over the requisite service period. Each reporting period these estimates are reviewed and stock compensation expense is adjusted accordingly to reflect the new estimates of total units expected to vest. If any part of the performance share units do not vest as a result of the established performance-based operating targets not being achieved, the related stock compensation expense is reversed.
TDS estimates the market-based operating target’s fair value using an internally developed valuation model. This estimated fair value approximated TDS’ closing stock price at the date of grant for market-based share units granted in 2020, 2019 and 2018. This market-based operating target value determined at the date of grant is expensed on a straight-line basis over the requisite service period and the stock compensation expense is not adjusted during the performance period for the subsequent changes in the value of the market-based unit awards and will not be reversed even if the market-based operating target is not achieved.
A summary of TDS nonvested performance share units and changes during 2020 is presented in the table below:

Common Performance Share Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2019	489,000	$28.53
Granted	521,000	$19.15
Vested	(63,000)	$27.79
Change in units based on approved performance factors	4,000	$27.79
Forfeited	(55,000)	$27.83
Accumulated dividend equivalents	28,000	$23.91
Nonvested at December 31, 2020	924,000	$23.18
The total fair value of performance share units that vested during 2020 and 2019 was $2 million and $4 million, respectively. No performance share units vested during 2018. The weighted average grant date fair value per share of the performance share units granted in 2020, 2019 and 2018 was $19.15, $30.72 and $25.70, respectively.
Long-Term Incentive Plans – Deferred Compensation Stock Units
Certain TDS employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in TDS Common Share units. The amount of TDS’ matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% stock unit match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in TDS Common Share units and vest over three years.
The total fair values of deferred compensation stock units that vested during 2020, 2019 and 2018 were less than $1 million in each respective year. The weighted average grant date fair value per share of the deferred compensation stock units granted in 2020, 2019 and 2018 was $19.44, $31.05 and $28.96, respectively. As of December 31, 2020, there were 107,000 vested but unissued deferred compensation stock units valued at $2 million.
Compensation of Non-Employee Directors
TDS issued 43,000, 28,000 and 32,000 Common Shares under its Non-Employee Director plan in 2020, 2019 and 2018, respectively.
Dividend Reinvestment Plans
TDS had reserved 2,393,000 Common Shares at December 31, 2020, for issuance under Automatic Dividend Reinvestment and Stock Purchase Plans and 129,000 Series A Common Shares for issuance under the Series A Common Share Automatic Dividend Reinvestment Plan. These plans enabled holders of TDS’ Common Shares to reinvest cash dividends in Common Shares and holders of Series A Common Shares to reinvest cash dividends in Series A Common Shares. The purchase price of the shares is 95% of the market value, based on the average of the daily high and low sales prices for TDS’ Common Shares on the New York Stock Exchange for the ten trading days preceding the date on which the purchase is made. These plans are considered non-compensatory plans; therefore, no compensation expense is recognized for stock issued under these plans.
UScellular
The information in this section relates to stock‑based compensation plans using the equity instruments of UScellular. Participants in these plans are employees of UScellular and Non-employee Directors of UScellular. Information related to plans using the equity instruments of TDS are shown in the previous section.
UScellular has established the following stock‑based compensation plans: Long-Term Incentive Plans and a Non-Employee Director compensation plan.
Under the UScellular Long-Term Incentive Plans, UScellular may grant fixed and performance-based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2020, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, performance share awards and deferred compensation stock unit awards.
Under the Non-Employee Director compensation plan, UScellular may grant Common Shares to members of the Board of Directors who are not employees of UScellular or TDS.
At December 31, 2020, UScellular had reserved 12,193,000 Common Shares for equity awards granted and to be granted under the Long-Term Incentive Plans and 105,000 Common Shares for issuance under the Non-Employee Director compensation plan.
UScellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.
Long-Term Incentive Plans – Stock Options
UScellular's last stock option grant occurred in 2016.
Stock options outstanding, and the related weighted average exercise price, at December 31, 2020 and 2019 were 418,000 units at $42.23 and 460,000 units at $42.20, respectively. All stock options are exercisable and expire between 2021 and 2026.
The aggregate intrinsic value of UScellular stock options exercised in 2019 and 2018 was $3 million and $19 million, respectively. No stock options were exercised in 2020.

Long-Term Incentive Plans – Restricted Stock Units
Restricted stock unit awards granted to key employees generally vest after three years. The restricted stock unit awards currently outstanding were granted in 2018, 2019 and 2020 and will vest in 2021, 2022 and 2023, respectively.
UScellular estimates the fair value of restricted stock units based on the closing market price of UScellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.
A summary of UScellular nonvested restricted stock units and changes during 2020 is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2019	1,461,000	$40.90
Granted	1,020,000	$29.18
Vested	(653,000)	$35.54
Forfeited	(168,000)	$34.81
Nonvested at December 31, 2020	1,660,000	$36.43
The total fair value of restricted stock units that vested during 2020, 2019 and 2018 was $20 million, $25 million and $16 million, respectively. The weighted average grant date fair value per share of the restricted stock units granted in 2020, 2019 and 2018 was $29.18, $46.81 and $38.19, respectively.
Long-Term Incentive Plans – Performance Share Units
Beginning in 2017, UScellular granted performance share units to key employees. The performance share units generally vest after three years. Each recipient may be entitled to shares of UScellular common stock equal to 50% to 200% of a communicated target award depending on the achievement of predetermined performance-based operating targets over the performance period, which is generally a one-year period beginning on January 1 in the year of grant to December 31 in the year of grant. The remaining time through the end of the vesting period is considered the “time-based period”. Performance-based operating targets for grants made prior to 2020 include Simple Free Cash Flow, Consolidated Total Operating Revenues and Postpaid Handset Voluntary Defections, and for grants made during 2020 include Consolidated Total Service Revenues, Consolidated Operating Cash Flow, Consolidated Capital Expenditures and Postpaid Handset Voluntary Defections. Subject to vesting during the time-based period, the performance share unit award agreement provides that in no event shall the award be less than 50% of the target opportunity as of the grant date. The performance share units currently outstanding were granted in 2018, 2019 and 2020 and will vest in 2021, 2022 and 2023, respectively.
Additionally, UScellular granted performance share units during 2020 to a newly appointed President and Chief Executive Officer. The recipient may be entitled to shares of UScellular common stock equal to 100% of the communicated target award depending on the achievement of predetermined performance-based operating targets over the performance period, which is any two calendar-year period commencing no earlier than January 1, 2021 and ending no later than December 31, 2026. Performance-based operating targets include Average Total Revenue Growth and Average Annual Return on Capital. If one, or both, of the performance targets are not satisfied, the award will be forfeited.
UScellular estimates the fair value of performance share units using UScellular’s closing stock price on the date of grant. An estimate of the number of performance share units expected to vest based upon achieving the performance-based operating targets is made and the aggregate fair value is expensed on a straight-line basis over the requisite service period. Each reporting period, during the performance period, the estimate of the number of performance share units expected to vest is reviewed and stock compensation expense is adjusted as appropriate to reflect the revised estimate of the aggregate fair value of the performance share units expected to vest.
A summary of UScellular’s nonvested performance share units and changes during 2020 is presented in the table below:

Common Performance Share Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2019	1,245,000	$40.16
Granted	582,000	$29.71
Vested	(398,000)	$36.92
Change in units based on approved performance factors	20,000	$46.43
Forfeited	(144,000)	$40.05
Nonvested at December 31, 2020	1,305,000	$36.60
The total fair value of performance share units that vested during 2020 and 2019 was $11 million and less than $1 million, respectively. No performance share units vested during 2018. The weighted average grant date fair value per share of the performance share units granted in 2020, 2019 and 2018 was $29.71, $46.43 and $38.81, respectively.
Long-Term Incentive Plans – Deferred Compensation Stock Units
Certain UScellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in UScellular Common Share stock units. The amount of UScellular’s matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in UScellular Common Share stock units and vest over three years.
The total fair value of deferred compensation stock units that vested during 2020 was $1 million. The total fair value of deferred compensation stock units that vested during 2019 and 2018 was less than $1 million in each respective year. The weighted average grant date fair value per share of the deferred compensation stock units granted in 2020 and 2018 was $31.79 and $40.72, respectively. There were no deferred compensation stock units granted during 2019. As of December 31, 2020, there were 63,000 vested but unissued deferred compensation stock units valued at $2 million.
Compensation of Non-Employee Directors
UScellular issued 19,000, 13,000 and 18,000 Common Shares in 2020, 2019 and 2018, respectively, under its Non-Employee Director compensation plan.